UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22253

Nuveen AMT-Free Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen AMT-Free Municipal Value Fund (NUW)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.3%

	MUNICIPAL BONDS – 101.3%

	Alaska – 0.5%
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
$ 835	4.625%, 6/01/23	10/14 at 100.00	Ba1	$ 781,585
350	5.000%, 6/01/46	10/14 at 100.00	B2	261,471
1,185	Total Alaska			1,043,056
	Arizona – 3.5%
4,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El	2/19 at 100.00	Baa1	4,526,160
	Paso Electric Company, Refunding Series 2009A, 7.250%, 2/01/40
3,045	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	3,333,118
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
7,045	Total Arizona			7,859,278
	California – 9.6%
2,500	California State Public Works Board, Lease Revenue Bonds, Department of General Services	4/19 at 100.00	A1	2,950,925
	Buildings 8 & 9, Series 2009A, 6.250%, 4/01/34
500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.650%, 3/01/18 –	No Opt. Call	AA	802,380
	AGM Insured (IF)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
2,615	5.000%, 6/01/45	6/15 at 100.00	A1	2,667,509
1,500	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A1	1,530,120
3,635	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	2,928,392
	Bonds, Series 2007A-1, 5.000%, 6/01/33
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	587,394
	2009A, 6.500%, 11/01/39
10,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA	9,270,984
	AGC Insured
700	Victor Elementary School District, San Bernardino County, California, General Obligation	No Opt. Call	AA–	498,274
	Bonds, Series 2002A, 0.000%, 8/01/24 – FGIC Insured
22,100	Total California			21,235,978
	Colorado – 6.3%
5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%,	11/15 at 100.00	A+	5,293,000
	11/15/25 – SYNCORA GTY Insured
5,885	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	AA–	2,274,494
	NPFG Insured
3,605	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/27 –	9/20 at 67.94	AA–	1,902,250
	NPFG Insured
4,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AA	4,539,240
	Series 2009, 6.375%, 12/01/37 – AGC Insured
18,490	Total Colorado			14,008,984
	Florida – 8.9%
9,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A	10,576,540
	5.500%, 10/01/41 (UB) (4)
1,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/15 at 100.00	AA	1,042,470
	2005, 5.000%, 7/01/24 – NPFG Insured
	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program,
	Series 2009-B1:
2,500	6.000%, 7/01/38	7/18 at 100.00	AA	2,870,825
2,000	5.625%, 7/01/38	7/18 at 100.00	AA	2,265,340
300	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	220,152
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
865	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	517,443
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
375	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	166,196
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
525	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	5
	2007-3, 6.450%, 5/01/23 (5)
45	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	45,723
	Parcel Series 2007-1. RMKT, 6.450%, 5/01/23 (5)
910	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	909,145
	2012A-1, 6.450%, 5/01/23
2,120	Tolomato Community Development District, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	1,258,262
	Southern/Forbearance Parcel Series 2007-2, 6.450%, 5/01/23 (5)
20,140	Total Florida			19,872,101
	Georgia – 0.8%
475	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	559,023
	7.500%, 1/01/31
1,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	B+	1,245,160
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,475	Total Georgia			1,804,183
	Illinois – 12.4%
3,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/37 –	No Opt. Call	AA–	904,650
	FGIC Insured
3,000	Chicago, Illinois, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17 – AGM Insured	1/15 at 100.00	AA	3,057,450
260	Cook and DuPage Counties High School District 210 Lemont, Illinois, General Obligation Bonds,	1/16 at 100.00	Aa2	275,787
	Refunding Series 2006, 5.000%, 1/01/26 – NPFG Insured
465	Cook and DuPage Counties High School District 210 Lemont, Illinois, General Obligation Bonds,	1/16 at 100.00	Aa2 (6)	496,178
	Refunding Series 2006, 5.000%, 1/01/26 (Pre-refunded 1/01/16) – NPFG Insured
1,885	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds,	No Opt. Call	AAA	1,869,091
	Capital Appreciation Refunding Series 2002B, 0.000%, 12/01/15 – NPFG Insured
5,035	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A,	8/19 at 100.00	AA+	5,819,252
	6.000%, 8/15/39
3,500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A,	5/19 at 100.00	A	4,190,305
	7.125%, 11/15/37
5,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	11/18 at 100.00	A+	5,943,900
	Series 2009A, 7.250%, 11/01/38
3,950	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	4,009,329
	Refunding Series 2007A, 5.250%, 5/01/34
615	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	685,820
	6.000%, 10/01/42
560	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	AA–	410,581
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/23 – FGIC Insured
27,270	Total Illinois			27,662,343
	Indiana – 7.3%
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Deaconess Hospital Obligated Group, Series	3/19 at 100.00	A+	5,630,550
	2009A, 6.750%, 3/01/39
3,600	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3	3,785,112
	Francis Health Services Inc, Series 2006E, 5.250%, 5/15/41 – AGM Insured
3,650	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	3,836,990
	Indiana, Series 2007, 5.500%, 3/01/37
2,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2009B,	1/19 at 100.00	A+	2,261,880
	6.000%, 1/01/39
1,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AA	722,030
	AMBAC Insured
15,250	Total Indiana			16,236,562
	Iowa – 1.8%
1,545	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/18 at 100.00	BB–	1,614,077
	Project, Series 2013, 5.500%, 12/01/22
3,025	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	2,482,799
	5.375%, 6/01/38
4,570	Total Iowa			4,096,876
	Kansas – 0.2%
535	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	373,264
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Louisiana – 7.6%
5,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3,	6/18 at 100.00	AA	5,834,150
	6.125%, 6/01/25 – AGC Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
7,000	5.375%, 5/15/43	5/17 at 100.00	Baa1	7,303,800
275	5.500%, 5/15/47	5/17 at 100.00	Baa1	287,911
3,255	St. John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	Baa1	3,419,410
	5.125%, 6/01/37
15,530	Total Louisiana			16,845,271
	Maine – 1.9%
3,335	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College,	7/19 at 100.00	Aa2	4,329,597
	Tender Option Bond Trust 2009-5B, 13.247%, 7/01/39 (IF) (4)
	Massachusetts – 0.9%
500	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 –	10/14 at 100.00	A–	501,805
	AMBAC Insured
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond	8/19 at 100.00	AAA	1,399,280
	Trust 2989, 13.700%, 8/01/38 (IF)
1,500	Total Massachusetts			1,901,085
	Michigan – 4.1%
5,050	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA–	4,975,715
	7/01/35 – NPFG Insured
50	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	AA–	49,726
	7/01/33 – NPFG Insured
3,100	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	7/16 at 100.00	AA	3,098,047
	5.000%, 7/01/32 – AGM Insured
1,750	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/26 –	10/16 at 61.33	AA	1,038,083
	AGM Insured
9,950	Total Michigan			9,161,571
	Nevada – 3.8%
1,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	7/19 at 100.00	AAA	1,144,660
	5.250%, 7/01/34
1,150	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2005A, 5.000%, 7/01/40 –	7/15 at 100.00	AA–	1,186,559
	AMBAC Insured
5,415	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	6,227,142
	8.000%, 6/15/30
7,565	Total Nevada			8,558,361
	New Jersey – 3.0%
	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and
	Dentistry of New Jersey, Refunding Series 2009B:
2,135	7.125%, 12/01/23 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (6)	2,724,922
3,000	7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (6)	3,881,580
5,135	Total New Jersey			6,606,502
	New York – 1.7%
3,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	3,566,430
	Series 2007, 5.500%, 10/01/37
130	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	149,546
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
3,130	Total New York			3,715,976
	Ohio – 6.4%
5,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/19 at 100.00	AA	5,443,100
	Series 2009A, 5.750%, 2/15/39 – AGC Insured
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,115	5.875%, 6/01/30	6/17 at 100.00	B	1,721,716
5,910	6.500%, 6/01/47	6/17 at 100.00	B	4,985,912
2,000	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A (6)	2,060,040
	Hospitals Health System, Series 2009, 6.750%, 1/15/39 (Pre-refunded 1/15/15)
15,025	Total Ohio			14,210,768
	Oklahoma – 1.0%
2,150	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2007,	9/17 at 100.00	BBB–	2,186,335
	5.125%, 9/01/37
	Rhode Island – 3.0%
3,000	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/19 at 100.00	BBB+	3,331,860
	Lifespan Obligated Group Issue, Series 2009A, 7.000%, 5/15/39
3,240	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	10/14 at 100.00	BBB+	3,246,610
	Series 2002A, 6.125%, 6/01/32
6,240	Total Rhode Island			6,578,470
	South Carolina – 1.3%
5,435	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA	2,980,880
	0.000%, 1/01/29 – AMBAC Insured
	Texas – 6.0%
3,550	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 46.64	Aaa	1,548,333
	0.000%, 8/15/31
1,855	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	2,036,048
	2013A, 5.500%, 4/01/53
5,400	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	6,005,880
	5.750%, 1/01/38
1,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,577,400
	2012, 5.000%, 12/15/32
2,000	Wichita Falls Independent School District, Wichita County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	2,210,940
	Series 2007, 5.000%, 2/01/23
14,305	Total Texas			13,378,601
	Virgin Islands – 0.5%
1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	1,101,940
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.9%
1,400	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	847,014
	Appreciation Series 2012B, 0.000%, 7/15/40
1,000	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/01/52	No Opt. Call	BBB–	1,021,240
2,000	Washington County Industrial Development Authority , Virginia, Hospital Revenue Bonds,	1/19 at 100.00	BBB+	2,341,400
	Mountain States Health Alliance, Series 2009C, 7.750%, 7/01/38
4,400	Total Virginia			4,209,654
	West Virginia – 0.8%
1,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	1,675,425
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 6.1%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,100,020
	Series 2012B, 5.000%, 2/15/27
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/19 at 100.00	A+	1,741,200
	Obligated Group, Series 2009, 6.625%, 2/15/39
9,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	10,630,170
	6.000%, 5/01/36
11,500	Total Wisconsin			13,471,390
$ 225,760	Total Long-Term Investments (cost $190,766,841)			225,104,451
	Floating Rate Obligations – (3.2)%			(7,125,000)
	Other Assets Less Liabilities – 1.9%			4,330,040
	Net Assets – 100%			$ 222,309,491

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$225,104,451	$ —	$225,104,451

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $184,774,590.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$35,881,580
Depreciation	(2,676,719)
Net unrealized appreciation (depreciation) of investments	$33,204,861

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen AMT-Free Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014